Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Institutional Shares

Supplement dated July 27, 2017

to Currently Effective Prospectuses

The following replaces in its entirety the first bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide of the Prospectus.

•	Full Holdings. Each Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Portfolio at janushenderson.com/variable-insurance.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Service Shares

Supplement dated July 27, 2017

to Currently Effective Prospectuses

The following replaces in its entirety the first bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide of the Prospectus.

•	Full Holdings. Each Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free). With the exception of Janus Henderson U.S. Low Volatility Portfolio, portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. For Janus Henderson U.S. Low Volatility Portfolio, portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Portfolio at janushenderson.com/variable-insurance.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Allocation Portfolio – Moderate

Janus Henderson Global Unconstrained Bond Portfolio

Institutional Shares

Service Shares

Supplement dated July 27, 2017

to Currently Effective Prospectuses

The following replaces in its entirety the first bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide of the Prospectus.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janushenderson.com/variable-insurance.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Institutional Shares

Supplement dated July 27, 2017

to Currently Effective Statement of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information.

•	Full Holdings. Each Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Portfolio at janushenderson.com/variable-insurance.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Service Shares

Supplement dated July 27, 2017

to Currently Effective Statement of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information.

•	Full Holdings. Each Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free). With the exception of Janus Henderson U.S. Low Volatility Portfolio, portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. For Janus Henderson U.S. Low Volatility Portfolio, portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Portfolio at janushenderson.com/variable-insurance.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Allocation Portfolio – Moderate

Janus Henderson Global Unconstrained Bond Portfolio

Institutional Shares

Service Shares

Supplement dated July 27, 2017

to Currently Effective Statements of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janushenderson.com/variable-insurance.

Please retain this Supplement with your records.